August 4, 2017

Keith A. Gregory, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Multi-Strategy Total Return Fund, Inc. (“Registrant”)

 consisting of the following series and classes:

  T. Rowe Price Multi-Strategy Total Return Fund

  T. Rowe Price Multi-Strategy Total Return Fund—I Class

  T. Rowe Price Multi-Strategy Total Return Fund—Advisor Class

 File Nos.: 333-218649/811-23261

Dear Mr. Gregory:

In accordance with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, we are hereby filing Pre-Effective Amendment No. 1 to the Registration Statement for T. Rowe Price Multi-Strategy Total Return Fund, Inc. All changes from the previous filing have been blacklined.

We have made several changes to the Funds’ prospectus and Statement of Additional Information, including the addition of the financial statements required for the Registrant’s seed audit.

We are hereby requesting acceleration of this pre-effective amendment to August 8, 2017.

If you have any questions about this filing, please give me a call at 410-345-6646 or, in my absence, Vicki Horwitz at 410-577-5024, or Tawanda Cottman at 410-345-4981.

Sincerely,

/s/Brian R. Poole
Brian R. Poole
Vice President and Senior Legal Counsel, T. Rowe Price Associates, Inc.